GOF SA11 09/16

SUPPLEMENT DATED September 28, 2016

TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

 OF

EACH OF THE LISTED FUNDS

Franklin Alternative Strategies Funds

Franklin K2 Global Macro Opportunities Fund

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Focused Growth Fund

Franklin Growth Fund

Franklin Income Fund

Franklin Utilities Fund

Franklin Fund Allocator Series

Franklin Conservative Allocation Fund

Franklin Corefolio Allocation Fund

Franklin Founding Funds Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

Franklin LifeSmartTM Retirement Income Fund

Franklin LifeSmartTM 2020 Retirement Target Fund

Franklin LifeSmartTM 2025 Retirement Target Fund

Franklin LifeSmartTM 2030 Retirement Target Fund

Franklin LifeSmartTM 2035 Retirement Target Fund

Franklin LifeSmartTM 2040 Retirement Target Fund

Franklin LifeSmartTM 2045 Retirement Target Fund

Franklin LifeSmartTM 2050 Retirement Target Fund

Franklin LifeSmartTM 2055 Retirement Target Fund

Franklin Global Trust

Franklin Global Listed Infrastructure Fund

Franklin Global Real Estate Fund

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

Franklin Emerging Market Debt Opportunities Fund

Franklin Gold and Precious Metals Fund

Franklin Investors Securities Trust

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual International Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin Strategic Mortgage Portfolio

Franklin Templeton ETF Trust

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Franklin LibertyQ International Equity Hedged ETF

Franklin Templeton Global Trust

Templeton Global Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund

Franklin Value Investors Trust

Franklin Balance Sheet Investment Fund

Franklin MicroCap Value Fund

Franklin MidCap Value Fund

Franklin Small Cap Value Fund

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton Global Investment Trust

Templeton Dynamic Equity Fund

Templeton Emerging Markets Balanced Fund

Templeton Emerging Markets Small Cap Fund

Templeton Foreign Smaller Companies Fund

Templeton Frontier Markets Fund

Templeton Global Balanced Fund

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Institutional Funds

Emerging Markets Series

International Equity Series

Foreign Smaller Companies Series

Global Equity Series

The Statement of Additional Information is amended as follows:

I.              For all funds (excluding the Franklin Focused Growth Fund, Franklin Conservative Allocation Fund, Franklin Corefolio Allocation Fund, Franklin Founding Funds Allocation Fund, Franklin Growth Allocation Fund, Franklin Moderate Allocation Fund, Franklin LifeSmartTM Retirement Income Fund, Franklin LifeSmartTM 2020 Retirement Target Fund, Franklin LifeSmartTM 2025 Retirement Target Fund, Franklin LifeSmartTM 2030 Retirement Target Fund, Franklin LifeSmartTM 2035 Retirement Target Fund, Franklin LifeSmartTM 2040 Retirement Target Fund, Franklin LifeSmartTM 2045 Retirement Target Fund, Franklin LifeSmartTM 2050 Retirement Target Fund, Franklin LifeSmartTM 2055 Retirement Target Fund, Franklin Emerging Market Debt Opportunities Fund, Franklin Strategic Mortgage Portfolio, Templeton Global Currency Fund, Franklin India Growth Fund and Templeton China World Fund), the “Goals, Strategies and Risks – Foreign securities” section is revised to add the following after the seventh paragraph:

On June 23, 2016, the United Kingdom voted via referendum to leave the European Union (EU), which immediately led to significant market volatility around the world, as well as political, economic, and legal uncertainty. It is generally expected that the United Kingdom’s exit from the EU will take place within two years after the United Kingdom formally notifies the European Council of its intention to withdraw, but there is still considerable uncertainty relating to the potential consequences and timeframe for the exit.  The consequences and timeframe of the exit; how the negotiations for the withdrawal and new trade agreements will be conducted; and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU, may increase market volatility across the global economy. During this period of uncertainty, the negative impact on, not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or an increase in the belief that such exits are likely or possible, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

II.         For the Franklin Focused Growth Fund, Franklin Conservative Allocation Fund, Franklin Corefolio Allocation Fund, Franklin Founding Funds Allocation Fund, Franklin Growth Allocation Fund, Franklin Moderate Allocation Fund, Franklin LifeSmartTM Retirement Income Fund, Franklin LifeSmartTM 2020 Retirement Target Fund, Franklin LifeSmartTM 2025 Retirement Target Fund, Franklin LifeSmartTM 2030 Retirement Target Fund, Franklin LifeSmartTM 2035 Retirement Target Fund, Franklin LifeSmartTM 2040 Retirement Target Fund, Franklin LifeSmartTM 2045 Retirement Target Fund, Franklin LifeSmartTM 2050 Retirement Target Fund, Franklin LifeSmartTM 2055 Retirement Target Fund, Franklin Emerging Market Debt Opportunities Fund, Franklin Strategic Mortgage Portfolio, Templeton Global Currency Fund, Franklin India Growth Fund and Templeton China World Fund, the “Goals, Strategies and Risks – Foreign securities” section is revised to add the following after the seventh paragraph:

The 2016 referendum in which the United Kingdom voted to exit the European Union (EU) has caused, and may continue to cause, market volatility in various regional markets due to political, economic and legal uncertainty.  In addition, if one or more countries were to exit the EU or abandon the use of the Euro as a currency, the value of investments associated with those countries or the Euro could decline significantly and unpredictably and it would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

Please keep this supplement with your Statement of Additional Information for future reference.